SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
Equity [abstract]
SHARE CAPITAL [Text Block]

18. SHARE CAPITAL

Share Capital

On May 26, 2023, the Company consolidated its common shares on the basis of one (1) new post-consolidation common share for every two and a half (2.5) existing pre-consolidation common share (the "Consolidation"). Proportionate adjustments have been made to the Company's outstanding stock options, restricted share units, and deferred share units. As required by IFRS, all references to share capital, common shares outstanding and per share amounts in these audited consolidated financial statements and the accompanying notes have been restated retrospectively to reflect the Consolidation.

The Company is authorized to issue an unlimited number of common shares without par value. As at December 31, 2023, the number of total issued and outstanding common shares is 68,871,437 (December 31, 2022 - 31,905,476).

Activities during the year ended December 31, 2023

Millennial Acquisition:

The Company acquired all outstanding shares of Millennial on May 4, 2023. In aggregate, 16,872,050 Integra shares were issued to former Millennial shareholders as consideration for their Millennial shares, at a price of $1.35 for a total of $22,697,554 included in the PPA (see Note 11).

Equity Financings:

In connection with the closing of the acquisition of Millennial, 20,000,000 subscription receipts of Integra issued on March 16, 2023 at a price of C$1.75 per subscription receipt were converted into one Integra share for no additional consideration. The gross proceeds amounted to $25.8 million (C$35 million). The Company paid US$~1 million (C$~1.3 million) in brokers' fee and US$~$0.5 million (C$~0.7 million) for various other expenses (mostly legal and filing fees) in connection with the equity financings.

Activities during the year ended December 31, 2023 (continued)

Equity Incentives:

In April 2023, the Company approved a cash redemption of 938 vested RSUs, and as a result, no shares have been issued related to this transaction.

In December 2023, the Company issued 93,911 shares as a result of vesting RSUs.

In December 2023, the Company approved cash redemption of 24,935 vested RSUs, and as a result, no shares have been issued for these RSUs.

Activities during the year ended December 31, 2022

At the Market ("ATM") Sales:

In the first quarter of 2022, the Company sold 171,199 shares under its ATM at an average price of $3.93 for gross proceeds of $0.7 million and paid 2.75% brokers' fee in commission.

In the third quarter of 2022, the Company sold 136,023 shares under its ATM at an average price of $1.65 for gross proceeds of $0.2 million and paid 2.75% brokers' fee in commission.

Equity Financings:

On August 4, 2022, the Company completed a public bought deal of 6,666,667 common shares with a syndicate of underwriters, at an issue price of $1.65 per share for aggregate gross proceeds of $11.0 million. The Company paid $0.4 million in brokers' fee and $0.4 million for various other expenses (mostly legal and filing fees) in connection with this public bought deal.

Equity Incentives

In January 2022, the Company approved a cash redemption of 548 vested RSUs, and as a result, no shares have been issued related to this transaction.

In June 2022, the Company approved a cash redemption of 1,200 vested RSUs, and as a result, no shares have been issued related to this transaction.

In December 2022, the Company issued 63,502 shares as a result of vesting RSUs.

In December 2022, the Company approved cash redemption of 18,998 vested RSUs, and as a result, no shares have been issued for these RSUs.

Activities during the year ended December 31, 2021

ATM Sales

In the first quarter of 2021, the Company sold 16,400 shares under its ATM at an average price of $9.75 for gross proceeds of $0.2 million and paid 2.75% brokers' fee in commission.

In the second quarter of 2021, the Company sold 128,380 shares under its ATM at an average price of $8.25 for gross proceeds of $1.1 million and paid 2.75% brokers' fee in commission.

In the third quarter of 2021, the Company sold 62,000 shares under its ATM at an average price of $7.38 for gross proceeds of $0.5 million and paid 2.75% brokers' fee in commission.

Equity Financings

On September 17, 2021, the Company completed a public bought deal of 2,714,000 common shares with a syndicate of underwriters, at an issue price of $6.38 per share for aggregate gross proceeds of $17.3 million. The Company paid $0.9 million in brokers' fee and $0.4 million for various other expenses (mostly legal and filing fees) in connection with this public bought deal.

Equity Incentives

In February 2021, the Company issued 57,760 common shares related to 57,760 exercised options, for gross proceeds of $0.3 million.

In March 2021, the Company issued 7,778 common shares related to 6,133 exercised options, for gross proceeds of $35,759, and 1,645 vested RSUs.

In May 2021, the Company approved a cash redemption of 822 vested RSUs, and as a result, no shares have been issued related to this transaction.

In June 2021, the Company issued 12,000 common shares related to 12,000 exercised options, for gross proceeds of $52,960.

In July 2021, the Company issued 800 common shares related to 800 exercised options, for gross proceeds of $4,628.

In September 2021, the Company issued 533 common shares related to 533 exercised options, for gross proceeds of $3,042.

In December 2021, the Company issued 25,163 shares as a result of vesting RSUs.

In December 2021, the Company approved cash redemption of 6,598 vested RSUs, and as a result, no shares have been issued for these RSUs.

Equity Incentive Awards

The Company has an equity incentive plan ("the Equity Incentive Plan") whereby the Company's Board of Directors, within its sole discretion, can grant to directors, officers, employees and consultants, stock options to purchase shares of the Company, restricted share units ("RSU") and deferred share units ("DSU") (together the "Awards"). The Equity Incentive Plan provides for the issuance of Awards to acquire up to 10% of the Company's issued and outstanding capital. The Equity Incentive Plan is a rolling plan as the number of shares reserved for issuance pursuant to the grant of Awards will increase as the Company's issued and outstanding share capital increases. As at December 31, 2023, the Company had 1,689,467 (December 31, 2022 - 1,225,118) awards available for issuance.

In addition, the aggregate number of shares that may be issued and issuable under this Equity Incentive Plan (when combined with all of the Company's other security-based compensation arrangements, as applicable):

(a) to any one participant, within any one-year period shall not exceed 5% of the Company's outstanding issue, unless the Company has received disinterested shareholder approval;

(b) to any one consultant (who is not otherwise an eligible director), within a one-year period shall not exceed 2% of the Company's outstanding issue;

(c) to eligible persons (as a group) retained to provide investor relations activities, within a one-year period shall not exceed 2% of the Company's outstanding issue;

(d) to insiders (as a group) shall not exceed 10% of the Company's outstanding issue from time to time;

(e) to insiders (as a group) within any one-year period shall not exceed 10% of the Company's outstanding issue; and

(f) to any one insider and his or her associates or affiliates within any one-year period shall not exceed 5% of the Company's outstanding issue from time to time.

In no event will the number of shares that may be issued to any one participant pursuant to Awards under this Equity Incentive Plan (when combined with all of the Company's other security-based compensation arrangement, as applicable) exceed 5% of the Company's issued and outstanding shares from time to time.

Stock Options

A summary of the changes in stock options for the years ended December 31, 2023, 2022, and 2021 is as follows:

	Options	December 31, 2023 Weighted Average Exercise Price	Options	December 31, 2022 Weighted Average Exercise Price	Options	December 31, 2021 Weighted Average Exercise Price
Outstanding at the beginning of year	1,478,773	$5.35	2,037,313	$5.28	1,926,412	$5.20
Granted	2,559,979	1.98	30,100	1.60	196,604	5.78
Exercised	-	-	-	-	(77,226)	4.85
Forfeited/Expired	(738,669)	3.90	(588,640)	4.90	(8,476)	5.93
Outstanding at the end of year	3,300,083	$3.06	1,478,773	$5.35	2,037,313	$5.28

The following table summarizes outstanding stock options as December 31, 2023:

	No. of options outstanding	Weighted average remaining life (Years)	Exercise price	No. of options currently exercisable	Expiration date
	16,000		$4.10	16,000	January 11, 2024**
	20,000		$4.06	20,000	January 16, 2024**
	40,000		$6.18	40,000	September 16, 2024
	544,227		$5.46	544,227	December 17, 2024
	32,000		$3.49	32,000	March 16, 2025
	16,000		$8.33	16,000	October 5, 2025
	114,273		$9.26	114,273	December 15, 2025
	40,000		$8.45	40,000	February 24, 2026
	156,604		$5.10	122,004	December 16, 2026
	30,100		$1.59	10,033	December 15, 2027
	191,904		$1.63	22,002	January 10, 2028
	22,080*		$5.29	22,080	May 4, 2024
	18,400*		$4.00	9,200	May 4, 2024
	239,844*		$4.00	119,922	May 28, 2026
	13,800*		$4.16	13,800	April 5, 2027
	36,800*		$5.29	36,800	January 5, 2027
	164,680*		$5.29	164,680	January 5, 2027
	1,603,371		$1.04	73,570	December 20, 2028
Total	3,300,083	3.49	$3.06	1,416,591

*Replacement options issued in conjunction with the Millennial acquisition (see Note 11).

**These stock options expired subsequent to the year end.

The following table provides additional information about outstanding stock options as December 31, 2022:

	No. of options outstanding	Weighted average remaining life (Years)	Exercise price	No. of options currently exercisable	Expiration date
	36,000		$6.51	36,000	February 1, 2023
	40,000		$5.76	40,000	February 28, 2023
	24,000		$4.21	24,000	August 29, 2023
	16,000		$4.13	16,000	September 10, 2023
	292,560		$3.78	292,560	November 23, 2023
	40,000		$3.74	40,000	December 13, 2023
	16,000		$4.10	16,000	January 11, 2024
	20,000		$4.06	20,000	January 16, 2024
	40,000		$6.18	40,000	September 16, 2024
	548,227		$5.46	548,227	December 17, 2024
	32,000		$3.49	21,334	March 16, 2025
	16,000		$8.47	10,667	September 22, 2025
	16,000		$8.33	10,667	October 5, 2025
	115,282		$9.26	88,522	December 15, 2025
	40,000		$8.45	26,667	February 24, 2026
	156,604		$5.10	69,802	December 16, 2026
	30,100		$1.59	-	December 15, 2027
Total	1,478,773	1.97	$5.35	1,300,446

The following table provides additional information about outstanding stock options as December 31, 2021:

	No. of options outstanding	Weighted average remaining life (Years)	Exercise price	No. of options currently exercisable	Expiration date
	584,640		$4.90	584,640	November 3, 2022
	36,000		$6.51	36,000	February 1, 2023
	40,000		$5.76	40,000	February 28, 2023
	24,000		$4.21	24,000	August 29, 2023
	16,000		$4.13	16,000	September 10, 2023
	292,560		$3.78	292,560	November 23, 2023
	40,000		$3.74	40,000	December 13, 2023
	16,000		$4.10	10,667	January 11, 2024
	20,000		$4.06	13,333	January 16, 2024
	40,000		$6.18	40,000	September 16, 2024
	552,227		$5.46	423,174	December 17, 2024
	32,000		$3.49	10,666	March 16, 2025
	16,000		$8.47	5,333	September 22, 2025
	16,000		$8.33	5,333	October 5, 2025
	115,282		$9.26	50,094	December 15, 2025
	40,000		$8.45	13,333	February 24, 2026
	156,604		$5.10	17,599	December 16, 2026
Total	2,037,313	2.32	$5.28	1,622,732

Share-based payments - stock options

A summary of the changes in the Company's reserve for share-based payments related to the stock options for the years ended December 31, 2023, 2022, and 2021 is set out below:

	December 31, 2023	December 31, 2022	December 31, 2021
Balance at beginning of year	$5,902,436	$5,470,552	4,767,433
Share-based payments - replacement options	31,888	-	-
Share-based payments - options	253,544	431,884	932,333
Share-based payments - options exercised	-	-	(229,214)
Balance at the end of year	$6,187,868	$5,902,436	5,470,552

Total stock-based compensation expenses related to the stock options included in the consolidated statements of operations and comprehensive loss and the consolidated statements of changes in equity in the year ended December 31, 2023 was $253,544 (December 31, 2022 - $431,884; December 31, 2021 - $932,333).

On December 20, 2023, the Company granted 1,603,371 stock options to its directors, officers, employees and contractors at an exercise price of $1.04 per option, with the expiry date December 20, 2028. The options were granted in accordance with the Company's Equity Incentive Plan and are subject to vesting provisions. The share-based payment related to these options was calculated as $909,007, to be amortized over the options vesting period.

On May 4, 2023, the Company granted 764,704 replacement stock options to Millennial's employees and consultants (see Note 11), at the price range of $2.40 - $5.29. Of these replacement options, 207,000 expired on the following day and 62,100 expired on August 4, 2023. The share-based payment related to those replacement stock options was calculated as $31,888 and included in the PPA (see Note 11).

On January 10, 2023, the Company granted 191,904 stock options to its directors and officers, at an exercise price of $1.63 per option, with the expiry date January 10, 2028. The options were granted in accordance with the Company's Equity Incentive Plan and are subject to vesting provisions. The share-based payment related to these options was calculated as $137,900, to be amortized over the options vesting period.

On December 15, 2022, the Company granted 30,100 options to its employees and contractors, at an exercise price of $1.59 per option, with the expiry date December 15, 2027. The options were granted in accordance with the Company's Equity Incentive Plan and are subject to vesting provisions. The share-based payment related to these options was calculated as $22,366, to be amortized over the options vesting period.

During the year ended December 31, 2021, 77,226 stock options were exercised for total gross proceeds of $376,153, and 8,476 stock options were canceled.

On December 16, 2021, the Company granted 156,604 options to its directors, officers, employees, and contractors, at an exercise price of $5.10 per option, with the expiry date December 16, 2026. The options were granted in accordance with the Company's Equity Incentive Plan and are subject to vesting provisions. The share-based payment related to these options was calculated as $312,921, to be amortized over the options vesting period.

On February 24, 2021, the Company granted 40,000 options to its new director, at an exercise price of $8.45 per option, with the expiry date February 24, 2026. The options were granted in accordance with the Company's Equity Incentive Plan and are subject to vesting provisions. The share-based payment related to these options was calculated as $127,797, to be amortized over the options vesting period.

The following assumptions were used for the Black-Scholes valuation of stock options granted during the years ended December 31, 2023, 2022, and 2021:

	December 31, 2023	December 31, 2022	December 31, 2021
Dividend rate	0%	0%	0%
Expected annualized volatility	51.79% - 61.47%	58.07%	51.73% - 51.81%
Risk free interest rate	3.27% - 4.43%	3.08%	0.53% - 1.12%
Expected life of options	1 - 3.5 yr	3.5 yr	3.5 yr
Weighted average of strike price of options granted	$1.98	$0.64	$2.31

Restricted Share Units

Restricted share units are the equity settled units, granted under the Company's Equity Incentive Plan and are accounted for based on the market value of the underlying shares on the date of grant and vest in equal installments annually over three years. The aggregate maximum number of shares available for issuance from treasury underlying restricted share units under the Equity Incentive Plan is 1,200,000 shares. These units are exercisable into one common share once vested, for no additional consideration. They can be redeemed in cash, at the Company's discretion.

A summary of the changes in restricted share units for the years ended December 31, 2023, 2022, and 2021 is as follows:

	Restricted share units	Weighted average grant date FV
Outstanding, December 31, 2020	143,281	$9.25
Vested - shares issued	(32,270)	$9.25
Vested - cash redemption (no shares issued)	(7,420)	$9.25
Forfeited/Expired	(6,744)	$9.25
Granted	195,542	$5.20
Outstanding, December 31, 2021*	292,389	$7.03
Vested - shares issued	(68,748)	$6.75
Vested - cash redemption (no shares issued)	(20,747)	$6.75
Forfeited/Expired	(12,148)	$5.40
Granted	101,300	$1.60
Outstanding, December 31, 2022**	292,046	$5.60
Vested - shares issued	(110,602)	$5.81
Vested - cash redemption (no shares issued)	(25,873)	$5.81
Forfeited/Expired (unvested)	(48,474)	$2.57
Granted	1,058,022	$1.10
Outstanding, December 31, 2023 ***	1,165,119	$1.35

*Included in the outstanding RSUs are 7,467 vested RSUs for which the settlement has been deferred in 2021.

**Included in the outstanding RSUs are 17,467 vested RSUs for which the settlement has been deferred in 2022 and 7,467 vested RSUs for which settlement has been deferred in 2021.
*** Included in the outstanding RSUs are 10,000 vested RSUs for which the settlement has been deferred in 2022 and 10,000 RSUs for which the settlement has been deferred in 2023.

Share-based payments - restricted share units

A summary of the changes in the Company's reserve for share-based payments related to the restricted share units for the years ended December 31, 2023, 2022, and 2021 is set out below:

	December 31, 2023	December 31, 2022	December 31, 2021
Balance at beginning of year	$898,463	$528,810	$35,020
Share-based payments - RSUs	540,002	871,875	837,858
Share-based payments - RSUs vested	(685,202)	(502,222)	(344,068)
Balance at the end of year	$753,263	$898,463	$528,810

Total stock-based compensation expenses related to the restricted share units included in the consolidated statements of operations and comprehensive loss and the consolidated statements of changes in equity in the year ended December 31, 2023 was $540,002 (December 31, 2022 - $871,875; December 31, 2021 - $837,858).

During the year ended December 31, 2023, a total of 131,541 RSUs vested (including 10,000 RSUs for which the settlement was deferred to future years) and 48,474 RSUs were canceled.

On December 20, 2023, the Company granted 941,898 RSUs to its officers and employees as a long-term incentives grant. The share-based payment related to these units was calculated as $970,044, to be amortized over the unit three-year vesting period.

On January 10, 2023, the Company granted 116,124 RSUs to its officers as a long-term incentives grant. The share-based payment related to these units was calculated as $188,884, to be amortized over the unit three-year vesting period.

During the year ended December 31, 2022, a total of 106,962 RSUs vested (including 17,467 RSUs for which the settlement was deferred to future years) and 12,148 RSUs were canceled.

On December 15, 2022, the Company granted 101,300 RSUs to its employees. The share-based payment related to these units was calculated as $169,318, to be amortized over the unit three-year vesting period.

During the year ended December 31, 2021, a total of 47,157 RSUs vested (including 7,467 RSUs for which the settlement was deferred to future years) and 6,744 RSUs were canceled.

On December 16, 2021, the Company granted 195,542 RSUs to its officers and employees. The share-based payment related to these units was calculated as $1,037,359, to be amortized over the unit three-year vesting period.

Deferred Share Units

Deferred share units are equity settled units, granted under the Company's Equity Incentive Plan and are accounted for based on the market value of the underlying shares on the date of grant. DSUs granted before Q4 2021 vested immediately. DSUs granted from Q4 2021 onward will vest one year post grant. The aggregate maximum number of shares available for issuance from treasury underlying deferred share units under the Equity Incentive Plan is 1,200,000 shares. These units are exercisable into one common share during the period commencing on the business day immediately following the retirement date and ending on the ninetieth day following the retirement date providing a written redemption notice to the Company, for no additional consideration. In the event a participant resigns or is otherwise no longer an eligible participant during the year, then any grant of DSUs that are intended to cover such year, the participant will only be entitled to a pro-rated DSU payment. These units can be redeemed in cash, at the Company's discretion.

A summary of the changes in deferred share units for the years ended December 31, 2023, 2022, and 2021 is as follows:

	Deferred share units	Weighted average grant date FV	Vested	Not vested
Outstanding, December 31, 2020	35,000	$9.25	35,000	-
Granted	91,267	$5.43	8,607	82,660
Outstanding, December 31, 2021	126,267	$6.53	43,607	82,660
Granted	68,343	$1.80	-	68,343
Vested	-	$5.43	82,660	(82,660)
Outstanding, December 31, 2022	194,610	$4.73	126,267	68,343
Granted	537,865	$1.15	-	537,865
Vested	-	$1.80	68,343	(68,343)
Outstanding, December 31, 2023	732,475	$2.05	194,610	537,865

Share-based payments - deferred share units

A summary of the changes in the Company's reserve for share-based payments related to the deferred share units for the years ended December 31, 2023, 2022, and 2021 is set out below:

	December 31, 2023	December 31, 2022	December 31, 2021
Balance at beginning of year	$838,869	$400,117	$307,223
Share-based payments - DSUs	304,304	438,752	92,894
Balance at the end of year	$1,143,173	$838,869	$400,117

Total stock-based compensation expenses related to the deferred share units included in the consolidated statements of operations and comprehensive loss and the consolidated statements of changes in equity in the year ended December 31, 2023 was $304,304 (December 31, 2022 - $438,752; December 31, 2021 - $92,894).

In the current year ended December 31, 2023, the Company issued 74,865 deferred share units to certain directors, in lieu of their directors' fees, as elected by those directors. Each DSU has been fair valued at Integra's closing share price at the end of quarter. The Company also granted 99,000 DSUs in January 2023 as a long-term incentives grant for the fiscal year 2022 and 364,000 DSUs in December 2023 as a long-term incentives grant for the fiscal year 2023. These DSUs will vest 12 months post grant. The share-based payment related to these DSUs was calculated as $616,750, to be amortized over 12 months.

In the year ended December 31, 2022, the Company issued 68,343 deferred share units to certain directors, in lieu of their directors' fees, as elected by those directors. Each DSU has been fair valued at Integra's closing share price at the end of quarter. These DSUs will vest 12 months post grant. The share-based payment related to these DSUs was calculated as $123,774, to be amortized over 12 months.

In the year ended December 31, 2021, the Company issued 12,067 deferred share units to certain directors, in lieu of their directors' fees, as elected by those directors. Each DSU has been fair valued at Integra's closing share price at the end of each quarter. DSUs granted in the previous periods vested in full at the grant date. DSUs granted in December 2021 will vest 12 months post grant. The share-based payment related to these DSUs was calculated as $75,086, to be amortized over 12 months.

On December 16, 2021, the Company granted 79,200 DSUs to its directors, and these units will vest in 12 months. The total share-based payment related to these DSUs was calculated as $420,159, to be amortized over 12 months.

Share-based payments - summary

A summary of the changes in the Company's reserve for all share-based payment arrangements for the years ended December 31, 2023, 2022, and 2021 is set out below:

	December 31, 2023	December 31, 2022	December 31, 2021
Balance at beginning of year	$7,639,768	$6,399,479	$3,415,790
Share-based payments - replacement options	31,888	-	-
Share-based payments - options	253,544	431,884	932,333
Share-based payments - RSUs	540,002	871,875	837,858
Share-based payments - DSUs	304,304	438,752	92,894
Options exercised	-	-	(229,214)
RSUs vested	(685,202)	(502,222)	(344,068)
Balance at the end of year	$8,084,304	$7,639,768	$6,399,479

Total stock-based compensation expenses related to the stock options, RSUs, and DSUs included in the consolidated statements of operations and comprehensive loss and the consolidated statements of changes in equity in the year ended December 31, 2023 was $1,097,850 (December 31, 2022 - $1,742,511; December 31, 2021 - $1,863,085).

Warrant reserve

The Company assumed 21,903,504 warrants as a result of the Millennial acquisition (see Note 11). Each warrant can be exercised for 0.092 Integra shares. As a result, a maximum of 2,015,122 Integra shares would be issuable upon exercise of the warrants.

The following warrants were outstanding as at December 31, 2023:

Number and type of warrants outstanding		Issue date	Expiry Date	Exercise price
Warrants	20,092,415	June 16, 2022	June 16, 2024	C$1.38
Broker Warrants	1,811,089	June 16, 2022	June 16, 2024	C$1.00
	21,903,504			C$1.34

The Company issued warrants subsequent to year-end. Please see subsequent events (Note 21)

A summary of the changes in the Company's reserve related to the warrants for the years ended December 31, 2023 and 2022 is set out below:

	December 31, 2023	December 31, 2022
Balance at beginning of year	$724,874	$724,874
Share-based payments - warrants (merger)	44,630	-
Balance at the end of year	$769,504	$724,874